Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Operating loss carryforward	¥ 357,343		¥ 78,810
Intangible assets, net	427		1,220
Less: valuation allowances	(348,868)		(70,054)
Total	8,902	$ 1,273	9,976
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	91,066		101,642
Estimated profit arising from future renewal commissions	69,422		87,743
PRC dividend withholding taxes	26,730		26,730
Total	¥ 187,218		¥ 216,115